NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Operating	$ 893	$ 839	$ 730
Investing	(1,047)	326	(399)
Financing	(4)	(868)	(317)
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Operating	1,076	1,041	875
Investing	(512)	312	(406)
Financing	(723)	(1,055)	(455)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Operating	293	273	241
Investing	(432)	344	(372)
Financing	101	(582)	133
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Operating	783	768	634
Investing	(80)	(32)	(34)
Financing	$ (824)	$ (473)	$ (588)